Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated November 1, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Global Infrastructure Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective on or about March 31, 2022, the following changes apply:
Joe Rodriguez, Jr. will no longer serve as Portfolio Manager of the Fund. All references to Mr. Rodriguez in the Summary and Statutory Prospectuses and Statement of Additional Information will be removed as of that date.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Mark Blackburn	Portfolio Manager	2014

James Cowen	Portfolio Manager	2014

Grant Jackson	Portfolio Manager	2018

Darin Turner	Portfolio Manager	2014

Ping-Ying Wang	Portfolio Manager	2014

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1998.
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James Cowen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2001.
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Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
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Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2005.
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Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1998.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
GBLI-SUMSTATSAI-SUP 110121